CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Common Stock USD ($)	Common Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Retained earning USD ($)	Retained earning CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2009		3,258		1,221,538		604,464		(107,384)		(178,309)		8,455		1,552,022
Balance (in shares) at Dec. 31, 2009		35,770,025
Net income		0		0		112,375		0		0		680		113,055
Other comprehensive loss		0		0		0		(10,095)		0		(391)		(10,486)
Issuance of common stock pursuant to share-based compensation		74		(74)		0		0		0		0		0
Issuance of common stock pursuant to share-based compensation (in shares)		1,102,193
Share-based compensation		0		69,250		0		0		0		0		69,250
Decrease in ownership interest of Comtech Broadband (note12(e))		0		16,472		0		0		0		15,208		31,680
Purchase of the remaining noncontrolling interests of Long Rise (note7(c))		0		8,620		0		0		0		(8,620)		0
Purchase of treasury stock		0		0		0		0		(48,186)		0		(48,186)
Purchase of treasury stock (in shares)		(1,023,454)
Balance at Dec. 31, 2010		3,332		1,315,806		716,839		(117,479)		(226,495)		15,332		1,707,335
Balance (in shares) at Dec. 31, 2010		35,848,764
Net income		0		0		(156,605)		0		0		7,386		(149,219)
Other comprehensive loss		0		0		0		(10,775)		0		(384)		(11,159)
Issuance of common stock pursuant to share-based compensation		8		(8)		0		0		0		0		0
Issuance of common stock pursuant to share-based compensation (in shares)		1,127,756
Share-based compensation		0		66,723		0		0		0		0		66,723
Purchase of treasury stock		0		0		0		0		(93,530)		0		(93,530)
Purchase of treasury stock (in shares)		(3,416,053)
Balance at Dec. 31, 2011		3,340		1,382,521		560,234		(128,254)		(320,025)		22,334		1,520,150
Balance (in shares) at Dec. 31, 2011		33,560,467
Net income		0		0		24,130		0		0		24,577	7,819	48,707
Other comprehensive loss		0		0		0		5,741		0		(901)	777	4,840
Issuance of common stock pursuant to share-based compensation		69		(69)		0		0		0		0		0
Issuance of common stock pursuant to share-based compensation (in shares)		1,114,271
Share-based compensation		0		65,944		0		0		0		0		65,944
Purchase of treasury stock		0		0		0		0		(49,192)		0		(49,192)
Purchase of treasury stock (in shares)		(3,563,816)
Capital contribution to a subsidiary by noncontrolling interests		0		0		0		0		0		243	39	243
Balance at Dec. 31, 2012	$ 547	3,409	$ 232,484	1,448,396	$ 93,797	584,364	$ (19,665)	(122,513)	$ (59,263)	(369,217)	$ 7,424	46,253	$ 255,324	1,590,692
Balance (in shares) at Dec. 31, 2012	31,110,922